5. Mineral property interests (Tables)	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Capitalized mineral property acquisition costs
	September 30, 2016	December 31, 2015
Ann Mason Project (a)	$38,885	$36,853
Other (b)	908	861
	$39,793	$37,714